UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga- 1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga- 1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0000778946

BXG Receivables Note Trust 2017-A

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Paul Humphrey, Bluegreen Corporation, (561) 443-8876

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is an Independent Accountants Report on Applying Agreed-Upon Procedures, dated May 16, 2017, obtained by the securitizer, with respect to certain agreed-upon procedures performed by Grant Thornton LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bluegreen Corporation (Securitizer)

Date: May 16, 2017

/s/ Paul Humphrey (Signature)

Name: Paul Humphrey

Title: Senior Vice President, Finance and Capital Markets

EXHIBIT INDEX

Exhibit No.	Description

99.1	Independent Accountants Report on Applying Agreed-Upon Procedures, dated May 16, 2017